SECURED PROMISSORY NOTE	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
SECURED PROMISSORY NOTE

NOTE 15: SECURED PROMISSORY NOTE

On September 2, 2022, the Company issued a $200,000 Secured Promissory Note (“Promissory Note”) to an unrelated third party. The term of the Promissory Note is one-year (September 2, 2023) and the Promissory Note bears interest at the rate of 12% per annum. Interest payments in the amount of $6,000 are to be paid quarterly on November 30, 2022, February 28, 2023, May 31, 2023 and August 31, 2023. The Promissory Note is secured by the full title and ownership of the current and future intellectual property and results associated with the Millbrook 3D Seismic project in Wilkinson County, MS which is currently being performed by ClearRock Geophysics LLC. The Company has recorded interest income of $8,000 on the Promissory Note for the year ended March 31, 2023. On December 30, 2022, the Company was repaid the $200,000 Promissory Note and the remaining accrued interest income receivable.